UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  537 Steamboat Road, Ste 301
	  Greenwich, CT 06830


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 203-769-2303

Signature,                               Place,             and Date of Signing:


Robert Penberth				 Greenwich, CT 	    February 14, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  124,604 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ADT CORPORATION		       COM	   00101J106 1081      23255	SH	 SOLE		      23255
AFFORD RESID 7.5% 8/15/25 CONV CNV	   00828UAB9 3750      3200000	PRN	 SOLE 		      3200000
ALEXCO RESOURCE CORP	       COM	   01535P106 1463      409942	SH	 SOLE		      409942
AMAZON.COM INC 		       PUT	   023135106 2208      8800	SH  PUT	 SOLE		      8800
ANGLOGOLD ASHANTI CONV PFD     CNV	   03512Q206 1948      52125	SH	 SOLE		      52125
CLEARWATER PAPER CORP	       COM	   18538R103 575       14668	SH	 SOLE		      14668
CURRENCYSHARES EURO TRUST      PUT	   23130C108 3719      28400	SH  PUT	 SOLE		      28400
DOMTAR CORPORATION 	       COM	   257559203 1447      17330	SH	 SOLE		      17330
FORTUNA SILVER MINES INC       COM	   349915108 498       119471	SH	 SOLE		      119471
GOLDCORP 2% 8/1/14 CONV	       CNV	   380956AB8 1710      1550000	PRN	 SOLE		      1550000
GOLDCORP INC 	               CALL	   380956409 9946      271000	SH  CALL SOLE		      271000
GREAT LAKES DREDGE & DOCK      COM	   390607109 178       20000	SH	 SOLE		      20000
INGLES MARKETS INC CL-A        COM	   457030104 3254      188547	SH	 SOLE		      188547
ISHARES MSCI AUSTRALIA INDEX   PUT	   464286103 777       30900	SH  PUT	 SOLE	      	      30900
ISHARES MSCI EMERGING MKT IDX  PUT	   464287234 8333      187900	SH  PUT	 SOLE		      187900
ISHARES RUSSELL 2000 INDEX FD  PUT	   464287655 2133      25300	SH  PUT	 SOLE		      25300
ISLE OF CAPRIS CASINO INC      COM	   464592104 104       18584	SH	 SOLE		      18584
LAKE SHORE GOLD CORP 	       COM	   510728108 442       586526	SH	 SOLE		      586526
MARATHON PETROLEUM CORP	       COM	   56585A102 910       14440	SH	 SOLE		      14440
MKT VECTORS GOLD MINERS INDEX  CALL	   57060U100 12892     277900	SH  CALL SOLE		      277900
MKT VECTORS ETF JR GLD MINERS  ETF	   57060U589 1696      85686	SH	 SOLE		      85686
MGP INGREDIENTS INC	       COM	   55303J106 90        26440	SH	 SOLE		      26440
MITCHAM INDS INC 	       COM	   606501104 644       47252	SH	 SOLE		      47252
NEVADA GOLD & CASINO INC       COM	   64126Q206 288       374230	SH	 SOLE		      374230
NEWPARK  4% 10/1/17 CONV       CNV	   651718AC2 1464      1375000	PRN	 SOLE		      1375000
NEXSTAR BROADCASTING GRP       COM	   65336K103 1773      167375	SH	 SOLE		      167375
NOVAGOLD RESOURCES INC	       COM	   66987E206 580       128552	SH	 SOLE		      128552
QLT INC			       COM	   746927102 1448      184161	SH	 SOLE		      184161
RENTECH INC 		       COM	   760112102 1344      510962	SH	 SOLE		      510962
SANDRIDGE ENERGY, INC	       COM	   80007P307 622       98000	SH	 SOLE		      98000
SILVER WHEATON CORP	       COM	   828336107 934       25900	SH	 SOLE		      25900
SOUTHERN COPPER CORP	       PUT	   84265V105 4062      107300	SH  PUT	 SOLE		      107300
SPDR GOLD TRUST ETF	       CALL	   78463V107 20350     125600	SH  CALL SOLE		      125600
SPDR S&P 500 ETF TRUST	       PUT	   78462F103 5483      38500	SH  PUT	 SOLE		      38500
SPDR S&P HOMEBUILDERS ETF      PUT	   78464A888 1184      44500	SH  PUT	 SOLE		      44500
SPROTT PHYSICAL GOLD ETF       ETF	   85207H104 2503      176146	SH	 SOLE		      176146
SPROTT PHYSICAL SILVER ETF     ETF	   85207K107 3188      264797	SH	 SOLE		      264797
SUNCOKE ENERGY INC	       COM	   86722A103 1545      99063	SH	 SOLE		      99063
SUNCOR ENERGY INC	       CALL	   867224107 1863      56500	SH  CALL SOLE		      56500
SUSSER HOLDINGS CORP	       COM	   869233106 3283      95168	SH	 SOLE		      95168
TALISMAN ENERGY INC	       COM	   87425E103 833       73540	SH	 SOLE		      73540
TECK RESOURCES LIMITED 	       PUT	   878742204 5420      149100	SH  PUT	 SOLE		      149100
TETRA TECHNOLOGIES INC	       COM	   88162F105 1788      235594	SH	 SOLE		      235594
TITAN INTERNATIONAL INC	       COM	   88830M102 3037      139812	SH	 SOLE		      139812
WEBMD HEALTH CORP	       COM	   94770V102 372       25918	SH	 SOLE		      25918
WPX ENERGY, INC		       COM	   98212B103 1442      96922	SH	 SOLE		      96922